Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II
Goldman Sachs Multi-Manager Alternatives Fund
(the “Fund”)
Supplement dated November 22, 2021 to the
Prospectuses and Summary Prospectuses dated February 28, 2021, as supplemented to date
Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Longfellow Investment Management Co., LLC will now serve as an Underlying Manager of the Fund. In addition, effective immediately, the Fund invests in special purpose acquisition companies as part of its principal investment strategy.
Accordingly, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:
The following sentence is added to the end of the third paragraph of the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses:
The Fund may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”), including for purposes of effectuating the Event Driven and Relative Value strategies that are described below.
The following is added to the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and Summary Prospectuses:
Special Purpose Acquisition Companies Risk—The Fund may invest in stock, warrants and other securities of SPACs. SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.

Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II
Goldman Sachs Multi-Manager Alternatives Fund
(the “Fund”)
Supplement dated November 22, 2021 to the
Prospectuses and Summary Prospectuses dated February 28, 2021, as supplemented to date
Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Longfellow Investment Management Co., LLC will now serve as an Underlying Manager of the Fund. In addition, effective immediately, the Fund invests in special purpose acquisition companies as part of its principal investment strategy.
Accordingly, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:
The following sentence is added to the end of the third paragraph of the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses:
The Fund may invest in stock, warrants and other securities of special purpose acquisition companies (“SPACs”), including for purposes of effectuating the Event Driven and Relative Value strategies that are described below.
The following is added to the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and Summary Prospectuses:
Special Purpose Acquisition Companies Risk—The Fund may invest in stock, warrants and other securities of SPACs. SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.